Class P Prospectus | PACE® International Emerging Markets Equity Investments | Class P
PACE® International Emerging Markets Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class P Prospectus PACE® International Emerging Markets Equity Investments Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	[1]	none
Maximum deferred sales charge (load) (as a % of the offering price)	[1]	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)*	[1][2]	1.00%
[1]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[2]	Effective February 17, 2015, the redemption fee will be calculated as a percentage of the amount redeemed within 30 days of purchase, if applicable.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class P Prospectus PACE® International Emerging Markets Equity Investments Class P
Management fees		1.00%
Distribution and/or service (12b-1) fees		none
Other expenses (includes administration fee of 0.10%)		0.64%
Acquired fund fees and expenses	[1]	0.03%
Total annual fund operating expenses		1.67%
[1]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" will differ from those presented in the Financial highlights.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Class P Prospectus PACE® International Emerging Markets Equity Investments Class P	170	526	907	1,976

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities that are tied economically to emerging market countries, which may include equity securities issued by companies domiciled in emerging market countries. The fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies. However, countries included in this index may be considered emerging markets based on current political and economic factors. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as financials or technology. The fund may invest, to a limited extent, in (1) bonds, including up to 10% of its total assets in bonds that are below investment grade, which are commonly known as "junk bonds," and (2) securities of other investment companies that invest in emerging markets.

The fund's investment strategies may result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. Mondrian Investment Partners Limited ("Mondrian"), William Blair & Company, L.L.C. ("William Blair") and Lee Munder Capital Group, LLC (to be renamed LMCG Investments, LLC effective on or about January 1, 2015) ("LMCG") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle, using (1) a value-oriented dividend discount methodology toward individual securities and (2) market analysis that attempts to identify value across country boundaries. This approach focuses on future anticipated dividends and their current discounted worth, and then compares the values of different possible investments. Currency returns can be an integral component of an investment's total return, and Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the US and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

William Blair invests in a portfolio of mid cap and large cap equity securities issued by companies in emerging markets worldwide, according to a quality growth philosophy. William Blair's primary focus is on identifying such companies whose growth characteristics (rate and durability) are underestimated by the market and supported by quality management and strong competitive positioning. After screening the universe of emerging country issuers for certain quality, growth and liquidity characteristics to create a prospective list of investible securities, William Blair undertakes detailed fundamental analysis of these companies, focusing attention on areas where short- to intermediate-term earnings trends and overall operating performance are improving or are strong. Key considerations are the sustainability of a company's competitive advantage relative to peers, its industry and market conditions, a sound financial structure and high reinvestment rates that combine to create favorable conditions for prospective growth. William Blair normally invests on a relatively concentrated basis, with the number of holdings ranging between 50-80 securities. To a lesser extent, William Blair also takes into account country selection and industry sector allocation. Normally, William Blair's investments will be allocated among at least six different countries, and no more than 50% of its segment of the fund may be invested in securities of issuers in any one country at any given time. William Blair may obtain exposure to emerging markets equity securities through limited investments in investment company securities, such as exchange-traded funds ("ETFs").

LMCG uses a bottom-up quantitative approach to investing in emerging markets equity securities. Inefficiencies in the market create opportunities, and LMCG believes that a quantitative process, which relies on sophisticated mathematical or statistical models in selecting investments, is well-suited to capture these inefficiencies and provide an opportunity to outperform the market. LMCG's stock selection model groups factors used to select investments into three major categories: market dynamics, value and quality. Market dynamic factors are designed to exploit short term trends as LMCG believes investors under-react to certain developments in the short term; value factors are intended to capture mean reversion (i.e., a return to the average) as investors tend to overreact to certain developments in the longer term; and quality factors incorporate information about the quality of earnings that investors tend to overlook.

Principal risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

Geographic concentration risk: To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Investment company risk: Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results. An investment advisor for the fund employs a complex strategy using proprietary quantitative models in selecting investments for the fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems, software issues, or other types of errors). There is no guarantee that the investment advisor's quantitative models will perform as expected or result in effective investment decisions for the fund.

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poor financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee or any similar fee charged by other advisory programs; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Mondrian assumed day-to-day management of a portion of the fund's assets on September 28, 2004. William Blair assumed day-to-day management of a separate portion of the fund's assets on March 23, 2011. LMCG assumed day-to-day management of a separate portion of the fund's assets on October 16, 2012. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PACE International Emerging Markets Equity Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2014: 2.49% Best quarter during calendar years shown—2Q 2009: 31.65% Worst quarter during calendar years shown—4Q 2008: (28.35)%
Average annual total returns (for the periods ended December 31, 2013)
Average Annual Returns Class P Prospectus PACE® International Emerging Markets Equity Investments		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	[1]	(4.87%)	12.64%	9.07%	Aug. 24, 1995
Class P After Taxes on Distributions	[1]	(4.77%)	12.68%	7.98%
Class P After Taxes on Distributions and Sale of Fund Shares	[1]	(2.44%)	10.46%	7.78%
Class P MSCI Emerging Markets Index (Index reflects no deduction for fees, expenses or taxes.)	[2]	(2.60%)	14.79%	11.17%
Class P MSCI Emerging Markets Index (net) (Index reflects no deduction for fees, expenses or taxes.)	[2]	(2.27%)	15.15%	11.52%
[1]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.
[2]	Effective November 28, 2014, MSCI Emerging Markets Index (net) replaced MSCI Emerging Markets Index (gross) as the fund's primary benchmark because it more closely aligns the fund with the majority of peers which comprise the fund's peer group.